Annual Total Returns [BarChart] - iShares Commodities Select Strategy ETF - iShares Commodities Select Strategy ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(30.37%)
Annual Return 2016	21.22%
Annual Return 2017	11.71%
Annual Return 2018	(6.60%)
Annual Return 2019	10.70%
Annual Return 2020	(18.53%)